Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of future minimum lease payments due under capital leases
The Company’s capital leases primarily relate to heavy equipment and licensed motor vehicles. The minimum lease payments due in each of the next five fiscal years are as follows:

2015	$25,115
2016	21,149
2017	11,662
2018	10,179
2019	1,778
Subtotal:	$69,883
Less: amount representing interest	(5,828)
Present value of minimum lease payments	$64,055
Less: current portion	(22,201)
Long term portion	$41,854